Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Details) $ in Thousands, ₪ in Millions				1 Months Ended	12 Months Ended
	Feb. 19, 2025 USD ($)	Mar. 31, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 11, 2023 USD ($)	Mar. 22, 2022 USD ($)
Merger Agreement with Special Purpose Acquisition Company ("Spac") [Line Items]
Enterprise value					$ 1,280,000				$ 175,000
Share options value					225,000
Invest gross value					$ 50,000
Amount of ordinary shares, outststanding per share								$ 1,500
Shareholders percentage					99.00%
Investment value					$ 175,000
Amount received from investors		$ 4,000
Aggregate value percentage				1.00%
Valuation of shares issued				$ 1,280,000
Recapitalization amount					12,800
Recorded expenses					49,248	$ 12,586	$ 7,194
Settlement amount	$ 3,000
Amount paid	1,100
Monthly payment	200,000
First payment	$ 100,000
Convertible note			₪ 10		6,000
Business Combination [Member]
Merger Agreement with Special Purpose Acquisition Company ("Spac") [Line Items]
Share-based share listing expense					12,312
Reverse Recapitalization [Member]
Merger Agreement with Special Purpose Acquisition Company ("Spac") [Line Items]
Recorded expenses					$ 12,800	$ 12,800	$ 12,800